Note 13 - Income Taxes - The Provision (Benefit) for Federal Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Current payable									$ 4,466	$ 2,749
Deferred income tax									(401)	(1,348)
Total provision	$ 1,027	$ 1,174	$ 968	$ 896	$ 467	$ 295	$ 565	$ 74	$ 4,065	$ 1,401